Share Capital and Share Premium - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 13, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)					20,809,850
Price per share					$ 0.0001
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		$ 0	$ 0	$ 450,085
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued (in shares)	18,722,000
Price per share	$ 21.50	$ 0.0001	$ 0.0001
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs	$ 377,600
Issuance costs	$ 24,900